Condensed Financial Information of the Parent Company (Details) - Schedule of Parent Company Balance Sheets - Parent [Member] - USD ($)	Mar. 31, 2024	Sep. 30, 2023
ASSETS
Cash	$ 69,114	$ 9,248
Short-term investments	2,527,603	13,219,005
Due from subsidiaries	10,785,261	10,878,344
TOTAL CURRENT ASSETS	13,381,978	24,106,597
Non-current assets
Investment in subsidiaries	13,554,925	15,426,104
TOTAL ASSETS	26,936,903	39,532,701
CURRENT LIABILITIES
Due to related parties	192,807
TOTAL CURRENT LIABILITIES	192,807
COMMITMENTS AND CONTINGENCIES
Ordinary shares, $0.01875 par value, 166,666,666 shares authorized, 3,645,974 and 3,625,000 shares issued and outstanding as of March 31, 2024 and September 30, 2023, respectively	68,362	67,969
Additional paid-in capital	29,278,766	29,279,159
Retained earnings	(502,618)	12,598,839
Accumulated other comprehensive loss	(2,100,414)	(2,413,266)
TOTAL SHAREHOLDERS’ EQUITY	26,744,096	39,532,701
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	$ 26,936,903	$ 39,532,701